Trade and other receivables (Details 3) - INR (₨) ₨ in Thousands		Mar. 31, 2020	Mar. 31, 2019
Disclosure of Trade and other receivables [Abstract]
Advances and other deposits (Refer Note (a) below)	[1]	₨ 1,244,287	₨ 969,571
Withholding taxes (Refer Note (b) below)	[2]	1,196,296	1,653,909
Other Current Receivables	[3]	2,440,583	2,623,480
Financial assets included in other receivables		₨ 139,122	₨ 69,513

[1]	Advances and other deposits primarily comprises of receivables in the form of deposits, sales tax/VAT, GST, service tax and other advances given in the ordinary course of business.
[2]	Includes withholding taxes recoverable from the Department of Income-tax for which the Company has filed tax returns for refund. The Company expects to realize such refund of withholding taxes within the next 12 months.
[3]	Other receivables comprises of the following items: Refer Trade and other receivables (Details 3)